Cover	Aug. 15, 2023
Cover [Abstract]
Entity Registrant Name	Cosmos Health Inc.
Entity Central Index Key	0001474167
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 15, 2023
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	141 West Jackson Blvd
Entity Address Address Line 2	Suite 4236
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60604
City Area Code	312
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false